Income Tax Benefits (Expense) - Schedule of Components of Deferred Tax Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)
Schedule of Components of Deferred Tax Liabilities [Abstract]
As of December 31, 2024	$ 156,926
Charged to consolidated statements of operations and comprehensive income (loss) during the year	(150,400)
As of December 31, 2025	6,526	$ 838
As of December 31, 2025 (US$) (in Dollars)	$ 6,526